Segment Information	12 Months Ended
May. 31, 2015
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The six operating segments are identified as language training and test preparation, primary and secondary school education, on-line education, content development and distribution, post-secondary education and overseas study consulting services. Language training and test preparation and primary and secondary education have been identified as reportable segments. Online education, content development and distribution, post-secondary education and overseas study consulting services operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2013

	Language	Primary and
	training and test	secondary
	preparation courses	education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	818,550	20,712	120,592	959,854

Operating costs and expenses:
Cost of revenues	(328,663)	(8,396)	(47,118)	(384,177)
Selling and marketing	(96,064)	(1,712)	(27,670)	(125,446)
General and administrative	(198,718)	(6,648)	(27,438)	(232,804)
Unallocated corporate expenses	—	—	—	(94,862)

Total operating costs and expenses	(623,445)	(16,756)	(102,226)	(837,289)

Operating income	195,105	3,956	18,366	122,565

Segment assets	544,669	59,791	220,441	824,901
Unallocated corporate assets	—	—	—	528,540

Total assets	544,669	59,791	220,441	1,353,441

For the year ended May 31, 2014

	Language	Primary and
	training and test	secondary
	preparation courses	education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	969,947	24,063	144,877	1,138,887

Operating costs and expenses:
Cost of revenues	(388,998)	(8,488)	(54,183)	(451,669)
Selling and marketing	(112,092)	(956)	(34,009)	(147,057)
General and administrative	(204,679)	(8,748)	(36,745)	(250,172)
Unallocated corporate expenses	—	—	—	(96,043)

Total operating costs and expenses	(705,769)	(18,192)	(124,937)	(944,941)
Gain on disposal of subsidiaries	—	—	3,621	3,621

Operating income	264,178	5,871	23,561	197,567

Segment assets	709,979	65,357	245,505	1,020,841
Unallocated corporate assets	—	—	—	582,704

Total assets	709,979	65,357	245,505	1,603,545

For the year ended May 31, 2015

	Language	Primary and
	training and test	secondary
	preparation courses	education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	1,040,380	26,735	179,651	1,246,766

Operating costs and expenses:
Cost of revenues	(442,994)	(9,083)	(74,243)	(526,320)
Selling and marketing	(122,697)	(1,039)	(42,540)	(166,276)
General and administrative	(245,315)	(10,068)	(49,387)	(304,770)
Unallocated corporate expenses	—	—	—	(95,871)

Total operating costs and expenses	(811,006)	(20,190)	(166,170)	(1,093,237)

Operating income	229,374	6,545	13,481	153,529

Segment assets	937,020	75,046	299,442	1,311,508
Unallocated corporate assets	—	—	—	640,029

Total assets	937,020	75,046	299,442	1,951,537